Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Consolidated Goodwill, Intangible Assets and Deferred Charges

As of December 31, 2018 and 2017, consolidated goodwill, intangible assets and deferred charges were summarized as follows:

		2018				2017
		Cost	Accumulated amortization	Carrying amount		Cost	Accumulated amortization	Carrying amount
Intangible assets of indefinite useful life:
Goodwill	Ps	194,779	—	194,779	Ps	195,474	—	195,474
Intangible assets of definite useful life:
Extraction rights		38,881	(7,017)	31,864		39,603	(6,480)	33,123
Industrial property and trademarks		864	(397)	467		929	(364)	565
Customer relationships		3,859	(3,859)	—		3,859	(3,852)	7
Mining projects		834	(107)	727		797	(96)	701
Others intangible assets		18,048	(11,287)	6,761		14,941	(9,902)	5,039

	Ps	257,265	(22,667)	234,598	Ps	255,603	(20,694)	234,909

Summary of Changes in Consolidated goodwill

Changes in consolidated goodwill in 2018, 2017 and 2016, were as follows:

		2018	2017	2016
Balance at beginning of period	Ps	195,474	206,319	184,156
Business combinations		309	1,965	—
Disposals, net (note 4.3)		—	—	(3,340)
Reclassification to assets held for sale and other current assets (notes 4.2, 4.3 and 12)		(439)	(1,804)	(9,734)
Impairment losses		—	(1,920)	—
Foreign currency translation effects		(565)	(9,086)	35,237

Balance at end of period	Ps	194,779	195,474	206,319

Summary of Changes in Intangible Asset

Changes in intangible assets of definite life in 2018, 2017 and 2016, were as follows:

		2018
		Extraction rights	Industrial property and trademarks	Customer relations	Mining projects	Others[1]	Total
Balance at beginning of period	Ps	33,123	565	7	701	5,039	39,435
Additions (disposals), net[1]		(219)	(32)	—	120	2,913	2,782
Reclassifications (notes 4.1, 4.2 and 12)		(223)	—	—	—	6	(217)
Amortization for the period		(626)	(93)	(7)	(12)	(1,313)	(2,051)
Impairment losses		(186)	—	—	—	—	(186)
Foreign currency translation effects		(5)	27	—	(82)	116	56

Balance at the end of period	Ps	31,864	467	—	727	6,761	39,819

		2017
		Extraction rights	Industrial property and trademarks	Customer relations	Mining projects	Others[1]	Total	2016
Balance at beginning of period	Ps	35,047	357	259	877	4,648	41,188	36,566
Additions (disposals), net[1]		278	(783)	—	(148)	424	(229)	(598)
Business combinations (note 4.1)		—	—	—	4	72	76	—
Reclassifications (notes 4.1, 4.2 and 12)		—	—	(27)	—	—	(27)	—
Amortization for the period		(716)	(110)	(225)	(12)	(974)	(2,037)	(1,950)
Impairment losses		(38)	—	—	—	(12)	(50)	(25)
Foreign currency translation effects		(1,448)	1,101	—	(20)	881	514	7,195

Balance at the end of period	Ps	33,123	565	7	701	5,039	39,435	41,188

1

As of December 31, 2018 and 2017, “Others” includes the carrying amount of internal-use software of Ps4,459 and Ps2,981, respectively. Capitalized direct costs incurred in the development stage of internal-use software, such as professional fees, direct labor and related travel expenses, amounted to Ps2,583 in 2018, Ps1,422 in 2017 and Ps769 in 2016.

Summary of Goodwill Balances Allocated by Operating Segment

As of December 31, 2018 and 2017, goodwill balances allocated by operating segment were as follows:

		2018	2017
Mexico	Ps	7,371	7,371
United States		152,486	152,486
Europe
Spain		10,270	10,000
United Kingdom		6,367	6,335
France		4,154	4,796
Czech Republic		589	709
South, Central America and the Caribbean
Colombia		5,874	6,146
Dominican Republic		264	279
Caribbean TCL		2,042	2,027
Others South, Central America and the Caribbean[1]		972	985
Asia, Middle East and Africa
Philippines		1,751	1,817
United Arab Emirates		1,885	1,769
Egypt		232	232
Others
Other reporting segments[2]		522	522

	Ps	194,779	195,474

1	This caption refers to the operating segments in the Caribbean, Costa Rica and Panama.
2	This caption is primarily associated with Neoris N.V., CEMEX’s subsidiary involved in the sale of information technology and services.

Summary of Pre-tax Discount Rates and Long-term Growth Rates Used to Determine the Discounted Cash Flows

CEMEX’s pre-tax discount rates and long-term growth rates used to determine the discounted cash flows in the group of CGUs with the main goodwill balances were as follows:

	Discount rates			Growth rates
Groups of CGUs	2018	2017	2016	2018	2017	2016
United States	8.5%	8.8%	8.6%	2.5%	2.5%	2.5%
Spain	8.8%	9.5%	9.5%	1.7%	1.7%	1.6%
Mexico	9.4%	10.2%	9.8%	3.0%	2.7%	2.9%
Colombia	9.5%	10.5%	10.0%	3.6%	3.7%	4.0%
France	8.4%	9.0%	9.1%	1.6%	1.8%	1.8%
United Arab Emirates	11.0%	10.4%	10.2%	2.9%	3.1%	3.4%
United Kingdom	8.4%	9.0%	8.8%	1.6%	1.7%	1.9%
Egypt	10.8%	11.8%	11.4%	6.0%	6.0%	6.0%
Range of rates in other countries	8.5% - 13.3%	9.1% - 11.7%	9.1% - 12.8%	2.5% - 6.9%	2.3% - 6.8%	2.2% - 7.0%